PROPERTY AND EQUIPMENT, NET - Schedule (Details) ¥ in Millions, $ in Millions	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Cost:
Property and equipment, gross	¥ 14,318		¥ 13,123
Less: Accumulated depreciation	7,727		6,845
Property and equipment net excluding construction in process	6,591		6,278
Construction in progress	193		778
Property and equipment, net	6,784	$ 984	7,056
Buildings
Cost:
Property and equipment, gross	843		305
Leasehold improvements
Cost:
Property and equipment, gross	10,952		10,467
Furniture, fixtures and equipment
Cost:
Property and equipment, gross	2,520		2,348
Motor vehicles
Cost:
Property and equipment, gross	¥ 3		¥ 3